CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 25,048		$ 39,126	$ 32,206		$ 26,326
Restricted cash - current asset	6,524		8,066	8,022		6,003
Restricted cash - non-current asset	12,210		12,627	12,740		13,125
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 43,782	$ 44,013	$ 59,819	$ 52,968	$ 48,035	$ 45,454